Annual Total Returns [BarChart] - 1290 GAMCO Small/Mid Cap Value Fund - Class I Shares	Mar. 01, 2021
Bar Chart Table:
Annual Return 2015	(3.13%)
Annual Return 2016	19.65%
Annual Return 2017	19.57%
Annual Return 2018	(14.32%)
Annual Return 2019	19.82%
Annual Return 2020	11.33%